Summary of Significant Accounting Policies (Tables)	9 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Computation of basic and diluted net loss per share attributable to common shareholders	The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	For the Three Months Ended March 31, 2026	For the Nine Months Ended March 31, 2026
Basic and diluted net income (loss) per share:
Numerator
Net income (loss)	$152,510	$(165,351)
Less: Net income allocated to preferred stockholders	(26,920)	—

Net income (loss) attributable to common stockholders - basic and diluted	$125,590	$(165,351)

Denominator
Basic weighted-average shares outstanding	124,036,555	54,509,742
Dilutive effect of service based restricted stock units	7,901	—

Diluted weighted-average shares outstanding	124,044,456	54,509,742

Net Income (Loss) Per Share
Basic	$1.01	$(3.03)

Diluted	$1.01	$(3.03)

Summary of antidilutive securities excluded from computation of diluted net income (loss) per share
The Company’s potentially dilutive securities, which were excluded from the computation of diluted net income (loss) per share because the exercise prices of the related warrants exceeded the average market price of the Company’s common stock during the period, were as follows:

	For the Three Months Ended March 31, 2026	For the Nine Months Ended March 31, 2026
Advisor Warrants	27,394,800	27,394,800
Warrants issued to former Sonnet stockholders	2,426,481	2,426,481

Total	29,821,281	29,821,281